Airport Concessions - Summary of Values of Airport Concessions and Rights to Use Airport Facilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Cost of the concessions	$ 15,938,359
Rights to use airport facilities	564,190	$ 597,799	$ 646,801
Airport concessions	8,740,044	9,622,181	8,778,988
Acquisition cost assigned	15,938,359
Mexican concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Cost of the concessions	16,600,878	16,600,878	15,938,359
Rights to use airport facilities	2,117,708	2,117,708	2,117,708
Right of use of concessioned assets	662,519	662,519	0
Airport concessions and right of use of concessioned assets	14,483,170	14,483,170	13,820,651
Acquisition cost assigned	16,600,878	16,600,878	15,938,359
Mexican concessions [Member] | Runways, aprons, platforms [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	519,057	519,057	519,057
Mexican concessions [Member] | Buildings [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	577,270	577,270	577,270
Mexican concessions [Member] | Other facilities [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	91,241	91,241	91,241
Mexican concessions [Member] | Land [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Rights to use airport facilities	930,140	930,140	930,140
Mexican concessions [Member] | Airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 13,820,651	$ 13,820,651	$ 13,820,651